28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 1) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Number of shares outstanding	1,458,191,883	1,458,191,883	1,458,191,883
Common Shares [Member]
Earnings per share [line items]
Common shares already paid up	487,614,213	487,614,213	420,764,708
Common shares to be paid up			66,849,505
Shares in treasury	(69)	(69)	(69)
Number of shares outstanding	487,614,144	487,614,144	487,614,144
Preferred Shares [Member]
Earnings per share [line items]
Common shares already paid up	971,138,388	971,138,388	838,076,946
Common shares to be paid up			133,061,442
Shares in treasury	(560,649)	(560,649)	(560,649)
Number of shares outstanding	970,577,739	970,577,739	970,577,739